Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000188888 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1]
C000188888 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
C000188888 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
C000188888 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000188888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[1]
C000188888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[1]
C000188888 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[1]
C000188888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[1]
C000188888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[1]
C000188888 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000188888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000188888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000188888 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188888 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000021883 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[2]
C000021883 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[2]
C000021883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[2]
C000021883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000021883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[2]
C000021883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[2]
C000021883 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[2]
C000021883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[2]
C000021883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[2]
C000021883 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000021883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000021883 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000057286 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[3]
C000057286 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[3]
C000057286 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[3]
C000057286 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000057286 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[3]
C000057286 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[3]
C000057286 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[3]
C000057286 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[3]
C000057286 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[3]
C000057286 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000057286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000057286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000057286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000057286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000057286 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057286 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000071346 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[4]
C000071346 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[4]
C000071346 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[4]
C000071346 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000071346 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[4]
C000071346 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[4]
C000071346 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[4]
C000071346 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[4]
C000071346 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[4]
C000071346 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000071346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000071346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000071346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000071346 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000021882 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[5]
C000021882 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[5]
C000021882 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[5]
C000021882 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000021882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[5]
C000021882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[5]
C000021882 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[5]
C000021882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[5]
C000021882 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[5]
C000021882 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000021882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000021882 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000021881 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[6]
C000021881 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[6]
C000021881 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[6]
C000021881 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000021881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[6]
C000021881 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[6]
C000021881 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[6]
C000021881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[6]
C000021881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[6]
C000021881 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000021881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000021881 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000021879 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[7]
C000021879 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[7]
C000021879 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[7]
C000021879 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000021879 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[7]
C000021879 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[7]
C000021879 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[7]
C000021879 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[7]
C000021879 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[7]
C000021879 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000021879 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000021879 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021879 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000032264 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[8]
C000032264 [Member] | V Global Holdings LLC Term Loan 9 63 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[8]
C000032264 [Member] | Spin Holdco Inc Term Loan 8 01 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[8]
C000032264 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[8]
C000032264 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[8]
C000032264 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[8]
C000032264 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 69 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[8]
C000032264 [Member] | MLN US HoldCo LLC dba Mitel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000032264 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[8]
C000032264 [Member] | Libbey Glass LLC Term Loan B 10 49 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[8]
C000032264 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[9]
C000032264 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000032264 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000032264 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[9]
C000032264 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[9]
C000032264 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[9]
C000032264 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[9]
C000032264 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[9]
C000032264 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[9]
C000032264 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000032264 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9]
C000032264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000032266 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[10]
C000032266 [Member] | V Global Holdings LLC Term Loan 9 63 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[10]
C000032266 [Member] | Spin Holdco Inc Term Loan 8 01 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[10]
C000032266 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[10]
C000032266 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[10]
C000032266 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[10]
C000032266 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 69 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[10]
C000032266 [Member] | MLN US HoldCo LLC dba Mitel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000032266 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[10]
C000032266 [Member] | Libbey Glass LLC Term Loan B 10 49 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[10]
C000032266 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[11]
C000032266 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[11]
C000032266 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000032266 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[11]
C000032266 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[11]
C000032266 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[11]
C000032266 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[11]
C000032266 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[11]
C000032266 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000032266 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000032266 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000032266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[11]
C000032267 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[12]
C000032267 [Member] | V Global Holdings LLC Term Loan 9 63 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[12]
C000032267 [Member] | Spin Holdco Inc Term Loan 8 01 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[12]
C000032267 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[12]
C000032267 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[12]
C000032267 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[12]
C000032267 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 69 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[12]
C000032267 [Member] | MLN US HoldCo LLC dba Mitel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[12]
C000032267 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[12]
C000032267 [Member] | Libbey Glass LLC Term Loan B 10 49 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[12]
C000032267 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[13]
C000032267 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[13]
C000032267 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000032267 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[13]
C000032267 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[13]
C000032267 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[13]
C000032267 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[13]
C000032267 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[13]
C000032267 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[13]
C000032267 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
C000032267 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[13]
C000032267 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[13]
C000071348 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[14]
C000071348 [Member] | V Global Holdings LLC Term Loan 9 63 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[14]
C000071348 [Member] | Spin Holdco Inc Term Loan 8 01 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[14]
C000071348 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[14]
C000071348 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[14]
C000071348 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[14]
C000071348 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 69 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[14]
C000071348 [Member] | MLN US HoldCo LLC dba Mitel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000071348 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[14]
C000071348 [Member] | Libbey Glass LLC Term Loan B 10 49 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[14]
C000071348 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[15]
C000071348 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[15]
C000071348 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000071348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000071348 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[15]
C000071348 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[15]
C000071348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[15]
C000071348 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[15]
C000071348 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[15]
C000071348 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000071348 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[15]
C000071348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000032268 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[16]
C000032268 [Member] | V Global Holdings LLC Term Loan 9 63 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[16]
C000032268 [Member] | Spin Holdco Inc Term Loan 8 01 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[16]
C000032268 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[16]
C000032268 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[16]
C000032268 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[16]
C000032268 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 69 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[16]
C000032268 [Member] | MLN US HoldCo LLC dba Mitel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000032268 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[16]
C000032268 [Member] | Libbey Glass LLC Term Loan B 10 49 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[16]
C000032268 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[17]
C000032268 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[17]
C000032268 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[17]
C000032268 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000032268 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[17]
C000032268 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[17]
C000032268 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[17]
C000032268 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[17]
C000032268 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[17]
C000032268 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17]
C000032268 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[17]
C000032268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[17]
C000120775 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[18]
C000120775 [Member] | V Global Holdings LLC Term Loan 9 63 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[18]
C000120775 [Member] | Spin Holdco Inc Term Loan 8 01 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[18]
C000120775 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[18]
C000120775 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[18]
C000120775 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[18]
C000120775 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 69 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[18]
C000120775 [Member] | MLN US HoldCo LLC dba Mitel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000120775 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[18]
C000120775 [Member] | Libbey Glass LLC Term Loan B 10 49 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[18]
C000120775 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[19]
C000120775 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[19]
C000120775 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000120775 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000120775 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[19]
C000120775 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[19]
C000120775 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[19]
C000120775 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[19]
C000120775 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[19]
C000120775 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000120775 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[19]
C000120775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[19]
C000120776 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[20]
C000120776 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[20]
C000120776 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[20]
C000120776 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[20]
C000120776 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[20]
C000120776 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[20]
C000120776 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[20]
C000120776 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[20]
C000120776 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[20]
C000120776 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%	[20]
C000120776 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000120776 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120776 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120776 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120776 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120776 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000120776 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039693 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[21]
C000039693 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[21]
C000039693 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[21]
C000039693 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[21]
C000039693 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[21]
C000039693 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[21]
C000039693 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[21]
C000039693 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[21]
C000039693 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[21]
C000039693 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%	[21]
C000039693 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000039693 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000039693 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039693 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039693 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000039693 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039693 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039693 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071349 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[22]
C000071349 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[22]
C000071349 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[22]
C000071349 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[22]
C000071349 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[22]
C000071349 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[22]
C000071349 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[22]
C000071349 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[22]
C000071349 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[22]
C000071349 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%	[22]
C000071349 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000071349 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071349 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071349 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000071349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071349 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071349 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071349 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000272210 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[23]
C000272210 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[23]
C000272210 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[23]
C000272210 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[23]
C000272210 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[23]
C000272210 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[23]
C000272210 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[23]
C000272210 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[23]
C000272210 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[23]
C000272210 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%	[23]
C000272210 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000272210 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000272210 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272210 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272210 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000272210 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272210 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272210 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000272210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039692 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[24]
C000039692 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[24]
C000039692 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[24]
C000039692 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[24]
C000039692 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[24]
C000039692 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[24]
C000039692 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[24]
C000039692 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[24]
C000039692 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[24]
C000039692 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%	[24]
C000039692 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000039692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000039692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039692 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000039692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039692 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039690 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[25]
C000039690 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[25]
C000039690 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[25]
C000039690 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[25]
C000039690 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[25]
C000039690 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[25]
C000039690 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[25]
C000039690 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[25]
C000039690 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[25]
C000039690 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%	[25]
C000039690 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000039690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000039690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039690 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000039690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039690 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076854 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[26]
C000076854 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[26]
C000076854 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[26]
C000076854 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[26]
C000076854 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[26]
C000076854 [Member] | Government National Mortgage Association TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[26]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[26]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[26]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[26]
C000076854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000076854 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076854 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076854 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000076854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000076854 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000076854 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076854 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000076854 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076856 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
C000076856 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[27]
C000076856 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[27]
C000076856 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[27]
C000076856 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[27]
C000076856 [Member] | Government National Mortgage Association TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[27]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[27]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[27]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[27]
C000076856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000076856 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076856 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076856 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000076856 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000076856 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000076856 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076856 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000076856 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076857 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[28]
C000076857 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[28]
C000076857 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[28]
C000076857 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[28]
C000076857 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[28]
C000076857 [Member] | Government National Mortgage Association TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[28]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[28]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[28]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[28]
C000076857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000076857 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076857 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076857 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000076857 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000076857 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000076857 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076857 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000076857 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076858 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[29]
C000076858 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[29]
C000076858 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[29]
C000076858 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[29]
C000076858 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[29]
C000076858 [Member] | Government National Mortgage Association TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[29]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[29]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[29]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[29]
C000076858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000076858 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076858 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076858 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000076858 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000076858 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000076858 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076858 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000076858 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076859 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[30]
C000076859 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[30]
C000076859 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[30]
C000076859 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[30]
C000076859 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[30]
C000076859 [Member] | Government National Mortgage Association TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[30]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[30]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[30]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[30]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[30]
C000076859 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000076859 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076859 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076859 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000076859 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000076859 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000076859 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076859 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000076859 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000120777 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[31]
C000120777 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[31]
C000120777 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[31]
C000120777 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[31]
C000120777 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[31]
C000120777 [Member] | Government National Mortgage Association TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[31]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[31]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[31]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[31]
C000120777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000120777 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000120777 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000120777 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000120777 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000120777 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000120777 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000120777 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000120777 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000120778 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[32]
C000120778 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[32]
C000120778 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[32]
C000120778 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[32]
C000120778 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[32]
C000120778 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[32]
C000120778 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[32]
C000120778 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[32]
C000120778 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[32]
C000120778 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[32]
C000120778 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000120778 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000120778 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120778 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000120778 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084370 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[33]
C000084370 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[33]
C000084370 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[33]
C000084370 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[33]
C000084370 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000084370 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[33]
C000084370 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[33]
C000084370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[33]
C000084370 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[33]
C000084370 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000084370 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084370 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000084370 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084370 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000084370 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084369 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[34]
C000084369 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[34]
C000084369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[34]
C000084369 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[34]
C000084369 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[34]
C000084369 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[34]
C000084369 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[34]
C000084369 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[34]
C000084369 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[34]
C000084369 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000084369 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084369 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000084369 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084369 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000084369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084371 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[35]
C000084371 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[35]
C000084371 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[35]
C000084371 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[35]
C000084371 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[35]
C000084371 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[35]
C000084371 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[35]
C000084371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[35]
C000084371 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[35]
C000084371 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000084371 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084371 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000084371 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084371 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000084371 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084368 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[36]
C000084368 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[36]
C000084368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[36]
C000084368 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[36]
C000084368 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[36]
C000084368 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[36]
C000084368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[36]
C000084368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[36]
C000084368 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[36]
C000084368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000084368 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084368 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000084368 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084368 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000084368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084366 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[37]
C000084366 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[37]
C000084366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[37]
C000084366 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[37]
C000084366 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000084366 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[37]
C000084366 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[37]
C000084366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[37]
C000084366 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[37]
C000084366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000084366 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084366 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000084366 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084366 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000084366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084376 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[38]
C000084376 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[38]
C000084376 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[38]
C000084376 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[38]
C000084376 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[38]
C000084376 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[38]
C000084376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000084376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[38]
C000084376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[38]
C000084376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[38]
C000084376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000084376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084376 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084378 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[39]
C000084378 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[39]
C000084378 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[39]
C000084378 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[39]
C000084378 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[39]
C000084378 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[39]
C000084378 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[39]
C000084378 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[39]
C000084378 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[39]
C000084378 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[39]
C000084378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084378 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000084378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084378 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084381 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[40]
C000084381 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[40]
C000084381 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[40]
C000084381 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[40]
C000084381 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[40]
C000084381 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[40]
C000084381 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000084381 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[40]
C000084381 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[40]
C000084381 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[40]
C000084381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000084381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084381 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084379 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[41]
C000084379 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[41]
C000084379 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[41]
C000084379 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[41]
C000084379 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[41]
C000084379 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[41]
C000084379 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[41]
C000084379 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[41]
C000084379 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[41]
C000084379 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[41]
C000084379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000084379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084379 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084380 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[42]
C000084380 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[42]
C000084380 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[42]
C000084380 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[42]
C000084380 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[42]
C000084380 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[42]
C000084380 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[42]
C000084380 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[42]
C000084380 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[42]
C000084380 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[42]
C000084380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000084380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084380 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120779 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[43]
C000120779 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[43]
C000120779 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[43]
C000120779 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[43]
C000120779 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[43]
C000120779 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[43]
C000120779 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[43]
C000120779 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[43]
C000120779 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[43]
C000120779 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[43]
C000120779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000120779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000120779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000120779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000120779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000120779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000120779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120779 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120780 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[44]
C000120780 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[44]
C000120780 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[44]
C000120780 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[44]
C000120780 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[44]
C000120780 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[44]
C000120780 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[44]
C000120780 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[44]
C000120780 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[44]
C000120780 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[44]
C000120780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000120780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000120780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000120780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000120780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000120780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120780 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084405 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[45]
C000084405 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[45]
C000084405 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[45]
C000084405 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[45]
C000084405 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[45]
C000084405 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[45]
C000084405 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[45]
C000084405 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[45]
C000084405 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[45]
C000084405 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[45]
C000084405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084405 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000084405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084405 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084407 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[46]
C000084407 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[46]
C000084407 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[46]
C000084407 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[46]
C000084407 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[46]
C000084407 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[46]
C000084407 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[46]
C000084407 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[46]
C000084407 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[46]
C000084407 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[46]
C000084407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000084407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084407 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084404 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[47]
C000084404 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[47]
C000084404 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[47]
C000084404 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[47]
C000084404 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[47]
C000084404 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[47]
C000084404 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000084404 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[47]
C000084404 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[47]
C000084404 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[47]
C000084404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000084404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084404 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084406 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[48]
C000084406 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[48]
C000084406 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[48]
C000084406 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[48]
C000084406 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[48]
C000084406 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[48]
C000084406 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[48]
C000084406 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[48]
C000084406 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[48]
C000084406 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[48]
C000084406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084406 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084406 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084406 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084406 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084406 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084406 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084406 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000084406 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084406 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084406 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084420 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[49]
C000084420 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[49]
C000084420 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[49]
C000084420 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[49]
C000084420 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[49]
C000084420 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[49]
C000084420 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[49]
C000084420 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[49]
C000084420 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[49]
C000084420 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[49]
C000084420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000084420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084420 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000084420 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084420 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[50]
C000084422 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000084422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[50]
C000084422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[50]
C000084422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[50]
C000084422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[50]
C000084422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[50]
C000084422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[50]
C000084422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[50]
C000084422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[50]
C000084422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000084422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000084422 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265797 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[51]
C000265797 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[51]
C000265797 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[51]
C000265797 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[51]
C000265797 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[51]
C000265797 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[51]
C000265797 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[51]
C000265797 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[51]
C000265797 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[51]
C000265797 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[51]
C000265797 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265797 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000265797 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000265797 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000265797 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000265797 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000265797 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000265797 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000265797 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265797 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084423 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[52]
C000084423 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[52]
C000084423 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[52]
C000084423 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[52]
C000084423 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[52]
C000084423 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[52]
C000084423 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[52]
C000084423 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[52]
C000084423 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[52]
C000084423 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[52]
C000084423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000084423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000084423 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084423 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188891 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[53]
C000188891 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[53]
C000188891 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[53]
C000188891 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[53]
C000188891 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[53]
C000188891 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[53]
C000188891 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[53]
C000188891 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[53]
C000188891 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[53]
C000188891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[53]
C000188891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000188891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000188891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000188891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000188891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000188891 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120781 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[54]
C000120781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[54]
C000120781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[54]
C000120781 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[54]
C000120781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[54]
C000120781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[54]
C000120781 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[54]
C000120781 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[54]
C000120781 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[54]
C000120781 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[54]
C000120781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000120781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000120781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000120781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000120781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120781 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000095845 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[55]
C000095845 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[55]
C000095845 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[55]
C000095845 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[55]
C000095845 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[55]
C000095845 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[55]
C000095845 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[55]
C000095845 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[55]
C000095845 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[55]
C000095845 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[55]
C000095845 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000095845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000095845 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000095845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000095845 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095845 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084427 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[56]
C000084427 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[56]
C000084427 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[56]
C000084427 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[56]
C000084427 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[56]
C000084427 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[56]
C000084427 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[56]
C000084427 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[56]
C000084427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[56]
C000084427 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[56]
C000084427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000084427 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084427 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000095844 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[57]
C000095844 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[57]
C000095844 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[57]
C000095844 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[57]
C000095844 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[57]
C000095844 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[57]
C000095844 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[57]
C000095844 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[57]
C000095844 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[57]
C000095844 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[57]
C000095844 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000095844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000095844 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000095844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000095844 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095844 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084426 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[58]
C000084426 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[58]
C000084426 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[58]
C000084426 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[58]
C000084426 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[58]
C000084426 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[58]
C000084426 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[58]
C000084426 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[58]
C000084426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[58]
C000084426 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[58]
C000084426 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084426 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000084426 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084426 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084424 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[59]
C000084424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[59]
C000084424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[59]
C000084424 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[59]
C000084424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[59]
C000084424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[59]
C000084424 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[59]
C000084424 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[59]
C000084424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[59]
C000084424 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[59]
C000084424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000084424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084424 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000160735 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000160735 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160735 [Member] | Indiana State of Finance Authority Series 2025 Ref RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160735 [Member] | Mission Economic Development Corp Natgasoline Series 2018 Ref RB 4 63 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160735 [Member] | Connecticut State of Transportation Infrastructure Series 2025 Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160735 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000160735 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160735 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160735 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority UPMC Series 2023 D VRD RB 3 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000160735 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 Ref VRD RB 3 00 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160735 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000160735 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000160735 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160736 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000160736 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160736 [Member] | Indiana State of Finance Authority Series 2025 Ref RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160736 [Member] | Mission Economic Development Corp Natgasoline Series 2018 Ref RB 4 63 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160736 [Member] | Connecticut State of Transportation Infrastructure Series 2025 Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160736 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000160736 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160736 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160736 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority UPMC Series 2023 D VRD RB 3 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000160736 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 Ref VRD RB 3 00 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160736 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000160736 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000160736 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160737 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000160737 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160737 [Member] | Indiana State of Finance Authority Series 2025 Ref RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160737 [Member] | Mission Economic Development Corp Natgasoline Series 2018 Ref RB 4 63 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160737 [Member] | Connecticut State of Transportation Infrastructure Series 2025 Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160737 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000160737 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160737 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160737 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority UPMC Series 2023 D VRD RB 3 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000160737 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 Ref VRD RB 3 00 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160737 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000160737 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000160737 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160738 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000160738 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160738 [Member] | Indiana State of Finance Authority Series 2025 Ref RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160738 [Member] | Mission Economic Development Corp Natgasoline Series 2018 Ref RB 4 63 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160738 [Member] | Connecticut State of Transportation Infrastructure Series 2025 Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160738 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000160738 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160738 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160738 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority UPMC Series 2023 D VRD RB 3 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000160738 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 Ref VRD RB 3 00 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160738 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000160738 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000160738 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000188892 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000188892 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000188892 [Member] | Indiana State of Finance Authority Series 2025 Ref RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000188892 [Member] | Mission Economic Development Corp Natgasoline Series 2018 Ref RB 4 63 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000188892 [Member] | Connecticut State of Transportation Infrastructure Series 2025 Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000188892 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000188892 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000188892 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000188892 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority UPMC Series 2023 D VRD RB 3 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000188892 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 Ref VRD RB 3 00 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000188892 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000188892 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000188892 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000188892 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000209155 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209155 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209155 [Member] | Miami Dade County of FL Expressway Authority Series 2010 A RB 5 00 07 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209155 [Member] | Board of Regents of the University of Texas System Series 2026 B 1 VRD RB 1 72 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000209155 [Member] | Michigan State of Housing Development Authority Series 2022 B VRD RB 1 67 04 01 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209155 [Member] | New York City of NY Series 2021 3 VRD GO Bonds 2 20 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000209155 [Member] | Michigan State of Building Authority Facilities Program Series 2023 I M VRD RB 1 86 04 15 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209155 [Member] | Kentucky Commonwealth of Public Energy Authority Series 2025 A Ref RB 5 25 12 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209155 [Member] | Dallas City of TX Area Rapid Transit Series 2016 B Ref RB 5 00 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000209155 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209155 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000209155 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
C000209155 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209155 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209154 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209154 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209154 [Member] | Miami Dade County of FL Expressway Authority Series 2010 A RB 5 00 07 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209154 [Member] | Board of Regents of the University of Texas System Series 2026 B 1 VRD RB 1 72 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000209154 [Member] | Michigan State of Housing Development Authority Series 2022 B VRD RB 1 67 04 01 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209154 [Member] | New York City of NY Series 2021 3 VRD GO Bonds 2 20 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000209154 [Member] | Michigan State of Building Authority Facilities Program Series 2023 I M VRD RB 1 86 04 15 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209154 [Member] | Kentucky Commonwealth of Public Energy Authority Series 2025 A Ref RB 5 25 12 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209154 [Member] | Dallas City of TX Area Rapid Transit Series 2016 B Ref RB 5 00 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000209154 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209154 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000209154 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
C000209154 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209154 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209156 [Member] | PEFA Inc Gas Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209156 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209156 [Member] | Miami Dade County of FL Expressway Authority Series 2010 A RB 5 00 07 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209156 [Member] | Board of Regents of the University of Texas System Series 2026 B 1 VRD RB 1 72 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000209156 [Member] | Michigan State of Housing Development Authority Series 2022 B VRD RB 1 67 04 01 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209156 [Member] | New York City of NY Series 2021 3 VRD GO Bonds 2 20 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000209156 [Member] | Michigan State of Building Authority Facilities Program Series 2023 I M VRD RB 1 86 04 15 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209156 [Member] | Kentucky Commonwealth of Public Energy Authority Series 2025 A Ref RB 5 25 12 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209156 [Member] | Dallas City of TX Area Rapid Transit Series 2016 B Ref RB 5 00 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000209156 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209156 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000209156 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
C000209156 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209156 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209161 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[60]
C000209161 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[60]
C000209161 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[60]
C000209161 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[60]
C000209161 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[60]
C000209161 [Member] | McDermott International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[60]
C000209161 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan B 5 98 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[60]
C000209161 [Member] | Cerba Chrome Bidco Term Loan B 6 25 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[60]
C000209161 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 82 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[60]
C000209161 [Member] | GI Revelation Acquisition LLC Term Loan B 4 7 19 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[60]
C000209161 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[61]
C000209161 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[61]
C000209161 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[61]
C000209161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[61]
C000209161 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[61]
C000209161 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[61]
C000209161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[61]
C000209161 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[61]
C000209161 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[61]
C000209161 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[61]
C000209161 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[61]
C000209161 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[61]
C000209162 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[62]
C000209162 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[62]
C000209162 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[62]
C000209162 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[62]
C000209162 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[62]
C000209162 [Member] | McDermott International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[62]
C000209162 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan B 5 98 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[62]
C000209162 [Member] | Cerba Chrome Bidco Term Loan B 6 25 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[62]
C000209162 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 82 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[62]
C000209162 [Member] | GI Revelation Acquisition LLC Term Loan B 4 7 19 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[62]
C000209162 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[63]
C000209162 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[63]
C000209162 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[63]
C000209162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[63]
C000209162 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[63]
C000209162 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[63]
C000209162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[63]
C000209162 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[63]
C000209162 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[63]
C000209162 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[63]
C000209162 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[63]
C000209162 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[63]
C000209160 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[64]
C000209160 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[64]
C000209160 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[64]
C000209160 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[64]
C000209160 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[64]
C000209160 [Member] | McDermott International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[64]
C000209160 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan B 5 98 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[64]
C000209160 [Member] | Cerba Chrome Bidco Term Loan B 6 25 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[64]
C000209160 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 82 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[64]
C000209160 [Member] | GI Revelation Acquisition LLC Term Loan B 4 7 19 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[64]
C000209160 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[65]
C000209160 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[65]
C000209160 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[65]
C000209160 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[65]
C000209160 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[65]
C000209160 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[65]
C000209160 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[65]
C000209160 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[65]
C000209160 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[65]
C000209160 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[65]
C000209160 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[65]
C000209160 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[65]
C000209159 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[66]
C000209159 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[66]
C000209159 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[66]
C000209159 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[66]
C000209159 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[66]
C000209159 [Member] | McDermott International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[66]
C000209159 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan B 5 98 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[66]
C000209159 [Member] | Cerba Chrome Bidco Term Loan B 6 25 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[66]
C000209159 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 82 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[66]
C000209159 [Member] | GI Revelation Acquisition LLC Term Loan B 4 7 19 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[66]
C000209159 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[67]
C000209159 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[67]
C000209159 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[67]
C000209159 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[67]
C000209159 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[67]
C000209159 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[67]
C000209159 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[67]
C000209159 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[67]
C000209159 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[67]
C000209159 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[67]
C000209159 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[67]
C000209159 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[67]
C000209158 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[68]
C000209158 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[68]
C000209158 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[68]
C000209158 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[68]
C000209158 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[68]
C000209158 [Member] | McDermott International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[68]
C000209158 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan B 5 98 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[68]
C000209158 [Member] | Cerba Chrome Bidco Term Loan B 6 25 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[68]
C000209158 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 82 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[68]
C000209158 [Member] | GI Revelation Acquisition LLC Term Loan B 4 7 19 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[68]
C000209158 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[69]
C000209158 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[69]
C000209158 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[69]
C000209158 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[69]
C000209158 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[69]
C000209158 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[69]
C000209158 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[69]
C000209158 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[69]
C000209158 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[69]
C000209158 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[69]
C000209158 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[69]
C000209158 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[69]
C000209157 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[70]
C000209157 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[70]
C000209157 [Member] | Monitronics International Inc DIP Term Loan A 11 49 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[70]
C000209157 [Member] | Empire Today LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[70]
C000209157 [Member] | Crown Finance US Inc First Lien Term Loan 8 15 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[70]
C000209157 [Member] | McDermott International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[70]
C000209157 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan B 5 98 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[70]
C000209157 [Member] | Cerba Chrome Bidco Term Loan B 6 25 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[70]
C000209157 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 82 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[70]
C000209157 [Member] | GI Revelation Acquisition LLC Term Loan B 4 7 19 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[70]
C000209157 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[71]
C000209157 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[71]
C000209157 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[71]
C000209157 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[71]
C000209157 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[71]
C000209157 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[71]
C000209157 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[71]
C000209157 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[71]
C000209157 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[71]
C000209157 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[71]
C000209157 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[71]
C000209157 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[71]
C000209173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%	[72]
C000209173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[72]
C000209173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[72]
C000209173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[72]
C000209173 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[72]
C000209173 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[72]
C000209173 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[72]
C000209173 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[72]
C000209173 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[72]
C000209173 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[72]
C000209173 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000209173 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209173 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209172 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%	[73]
C000209172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[73]
C000209172 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[73]
C000209172 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[73]
C000209172 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[73]
C000209172 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[73]
C000209172 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[73]
C000209172 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[73]
C000209172 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[73]
C000209172 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[73]
C000209172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000209172 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209172 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%	[74]
C000209171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[74]
C000209171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[74]
C000209171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[74]
C000209171 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[74]
C000209171 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[74]
C000209171 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[74]
C000209171 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[74]
C000209171 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[74]
C000209171 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[74]
C000209171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000209171 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209171 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209170 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%	[75]
C000209170 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[75]
C000209170 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[75]
C000209170 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[75]
C000209170 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[75]
C000209170 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[75]
C000209170 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[75]
C000209170 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[75]
C000209170 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[75]
C000209170 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[75]
C000209170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000209170 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209170 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%	[76]
C000209174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[76]
C000209174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[76]
C000209174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[76]
C000209174 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[76]
C000209174 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[76]
C000209174 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[76]
C000209174 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[76]
C000209174 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[76]
C000209174 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[76]
C000209174 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000209174 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209174 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209169 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%	[77]
C000209169 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[77]
C000209169 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[77]
C000209169 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[77]
C000209169 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[77]
C000209169 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[77]
C000209169 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[77]
C000209169 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[77]
C000209169 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[77]
C000209169 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[77]
C000209169 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209169 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209169 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209169 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209169 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209169 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209169 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000209169 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209169 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209176 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[78]
C000209176 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[78]
C000209176 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[78]
C000209176 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[78]
C000209176 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[78]
C000209176 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[78]
C000209176 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[78]
C000209176 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[78]
C000209176 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[78]
C000209176 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[78]
C000209176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209176 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209176 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209176 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209176 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209176 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209176 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209180 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[79]
C000209180 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[79]
C000209180 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[79]
C000209180 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[79]
C000209180 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[79]
C000209180 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[79]
C000209180 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[79]
C000209180 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[79]
C000209180 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[79]
C000209180 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[79]
C000209180 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209180 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209180 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209180 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209180 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209180 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209180 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209180 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209180 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209178 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[80]
C000209178 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[80]
C000209178 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[80]
C000209178 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[80]
C000209178 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[80]
C000209178 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[80]
C000209178 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[80]
C000209178 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[80]
C000209178 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[80]
C000209178 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[80]
C000209178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209178 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209178 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209177 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[81]
C000209177 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[81]
C000209177 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[81]
C000209177 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[81]
C000209177 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[81]
C000209177 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[81]
C000209177 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[81]
C000209177 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[81]
C000209177 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[81]
C000209177 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[81]
C000209177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209177 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209177 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209175 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[82]
C000209175 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[82]
C000209175 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[82]
C000209175 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[82]
C000209175 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[82]
C000209175 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[82]
C000209175 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[82]
C000209175 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[82]
C000209175 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[82]
C000209175 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[82]
C000209175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209175 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209175 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209179 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[83]
C000209179 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[83]
C000209179 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[83]
C000209179 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[83]
C000209179 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[83]
C000209179 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[83]
C000209179 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[83]
C000209179 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[83]
C000209179 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[83]
C000209179 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[83]
C000209179 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209179 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209179 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209179 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209179 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209179 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209179 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209179 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209179 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222272 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[84]
C000222272 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[84]
C000222272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[84]
C000222272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%	[84]
C000222272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[84]
C000222272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[84]
C000222272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[84]
C000222272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[84]
C000222272 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[84]
C000222272 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[84]
C000222272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000222272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000222272 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241066 [Member] | Montana Facility Finance Authority Series 2026 VRD RB 2 20 05 15 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000241066 [Member] | Idaho State of Health Facilities Authority St Luke s Health System Series 2018 C VRD Ref RB 2 95 03 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000241066 [Member] | Cuyahoga County of OH MetroHealth System Series 2017 Ref RB 5 00 02 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000241066 [Member] | Arizona State of Industrial Development Authority American Charter Schools Foundation Series 2017 Ref RB 6 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000241066 [Member] | Wisconsin State of Health And Educational Facilities Authority Benevolent Corp Cedar Community Series 2026 Ref RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000241066 [Member] | California State of Municipal Finance Authority Eisenhower Medical Centers Series 2017 B Ref RB 5 00 07 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000241066 [Member] | New Hope Cultural Education Facilities Finance Corp Bella Vida Forefront Living Series 2025 A RB 6 25 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241066 [Member] | Kentucky Commonwealth of Public Energy Authority Series 2023 A 1 Ref RB 5 25 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000241066 [Member] | Horace City of ND Series 2024 C Ref GO Bonds 4 75 05 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000241066 [Member] | Tobacco Settlement Financing Corp Series 2018 A Ref RB 5 00 06 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000241066 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000241066 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.00%
C000241066 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241066 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[10]	Excluding money market fund holdings, if any.
[11]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[12]	Excluding money market fund holdings, if any.
[13]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[14]	Excluding money market fund holdings, if any.
[15]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[16]	Excluding money market fund holdings, if any.
[17]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[18]	Excluding money market fund holdings, if any.
[19]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[62]	Excluding money market fund holdings, if any.
[63]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[64]	Excluding money market fund holdings, if any.
[65]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[66]	Excluding money market fund holdings, if any.
[67]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[68]	Excluding money market fund holdings, if any.
[69]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[70]	Excluding money market fund holdings, if any.
[71]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.
[83]	Excluding money market fund holdings, if any.
[84]	Excluding money market fund holdings, if any.